UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     June 30, 2009
                                               --------------------

Check here if Amendment [ ];  Amendment Number:
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:       Emigrant Bancorp, Inc.
            ---------------------------------------------
Address:    5 East 42nd Street
            ---------------------------------------------
            New York, New York 10017
            ---------------------------------------------

Form 13F File Number:     28-11281
                      ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       John R. Hart
            ---------------------------------------------
Title:      Vice Chairman and Treasurer
            ---------------------------------------------
Phone:      212-850-4831
            ---------------------------------------------


Signature, Place, and Date of Signing:

/s/ John R. Hart                 New York, New York            August 4, 2009
------------------------     ---------------------------     -------------------
    [Signature]                    [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              3
                                          ------------
Form 13F Information Table Entry Total:         4
                                          ------------
Form 13F Information Table Value Total:      38,790
                                          ------------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number      Name

  1          28-11238              New York Private Bank & Trust Corporation
-----    ----------------          ---------------------------------------------
  2          28-11216              Emigrant Bank
-----    ----------------          ---------------------------------------------
  3          28-13079              Emigrant Portfolio Management Company, LLC
-----    ----------------          ---------------------------------------------

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

                                                  FORM 13F INFORMATION TABLE AS OF
                                                           JUNE 30, 2009

                           TITLE OF                   VALUE       SHARES/    SH/  PUT/   INVESTMENT    OTHER      VOTING AUTHORITY
NAME OF ISSUER             CLASS        CUSIP       (x$1000)      PRN AMT    PRN  CALL   DISCRETION   MANAGERS   SOLE  SHARED  NONE
------------------------   --------   ---------   ------------   ----------  ---  ----   ----------   --------   ----  ------  ----
The New York Times
 Company                   Common     650111107     $22,543.61    4,091,400  SH           Defined       1,2,3     X

Molecular Insight
 Pharmaceuticals, Inc.     Common     60852M104      $1,868.15      361,345  SH           Defined        1,2      X

The New York Times
 Company                   Common     650111107     $14,373.39    2,608,600  SH           Defined        1,2      X

Ivivi Technologies, Inc.   Common     46589F108          $4.40       23,179  SH           Defined        1,2      X



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